Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Bond	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 8,682,000	$ 8,823,000	$ 6,767,000
Liability reserve for insurance claims	48,061,000	42,184,000
Outstanding letters of credit	45,028,000
Surety bonds	348,253,000
Balance of top 5 surety bonds	$ 90,625,000
Group of bonds, amount | Bond	5
Percentage of top 5 surety bonds	26.00%
Due from affiliate	$ 15,775,000
Guarantee of affiliate's obligations	25,000,000
Purchase commitments for property, plant and equipment		315,465,000
Capital expenditures	$ 83,748,000	62,927,000	$ 116,681,000
Percentage of employees represented in labor union	11.00%
Woodville
Commitments and Contingencies [Line Items]
Collective bargaining agreement expiration month year	2018-05
Magnesia Specialties
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Collective bargaining agreement expiration month year	2019-08
Capital Addition Purchase Commitments
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 191,582,000
Energy And Service Contracts
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 123,883,000
Subsequent Event
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations				$ 15,500,000
Revolving Line Of Credit Expires In August 2015
Commitments and Contingencies [Line Items]
Line of credit maturity period	2020-03
Interest-Only Note Due December 31, 2019
Commitments and Contingencies [Line Items]
Due from affiliate	$ 6,000,000
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Outstanding letters of credit	$ 2,301,000	$ 2,507,000